Note 15 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance	$ (1,317)	$ (589)
Deferred income tax (expense) recovery through income statement	(796)	(728)
Balance	$ (2,113)	$ (1,317)